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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21189

Registrant Name: PIMCO New York Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2008

Date of Reporting Period: December 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
NEW YORK MUNICIPAL BONDS & NOTES–89.3%
$750	Amherst Industrial Dev. Agcy. Rev., 5.20%, 1/1/40	NR/NR	$649,890
790	Dutchess Cnty. Industrial Dev. Agcy. Rev., 5.25%, 1/1/37	NR/NR	685,483
	East Rochester Housing Auth. Rev.,
2,800	St. Mary’s Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	2,975,840
1,400	Woodland Project, 5.50%, 8/1/33	NR/NR	1,263,444
1,300	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,164,631
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,060	5.25%, 10/1/35	Aa3/AA−	1,114,208
2,990	5.25%, 10/1/35 (g)	Aa3/AA−	3,142,909
900	5.50%, 10/1/37	Aa3/AA−	987,012
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	A3/A−	1,030,720
6,220	Metropolitan Transportation Auth. Rev.,
	5.00%, 11/15/32, Ser. A (FGIC) (g)	Aaa/AAA	6,397,768
100	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (b)	Aaa/AAA	108,591
2,190	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128 (g)	Aa1/NR	2,124,322
1,300	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,298,245
2,000	Nassau Cnty. Tobacco Settlement Corp., Rev.,
	6.60%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (b)	Aaa/AAA	2,125,700
	New York City, GO, Ser. I,
7,195	5.00%, 3/1/33	Aa3/AA	7,315,444
235	5.375%, 3/1/27	Aa3/AA	246,783
1,515	5.375%, 3/1/27, (Pre-refunded @ $100, 3/1/13) (b)	Aa3/AAA	1,664,424
800	New York City Industrial Dev. Agcy. Rev.,
	Liberty Interactive Corp., 5.00%, 9/1/35	Baa3/BB	738,104
5,000	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev., 5.00%, 6/15/32, Ser. A	Aa2/AA+	5,112,500
5,000	New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC) (g)	Aa3/AA	5,158,250
2,995	New York Cntys. Tobacco Settlement Trust Rev., 5.625%, 6/1/35	Ba1/BBB	3,002,338
1,000	Niagara Falls Public Water Auth.,
	Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,034,120
1,855	Sachem Central School Dist. of Holbrook, GO, 5.00%, 6/15/30 (MBIA)	Aaa/AAA	2,014,864
	State Dormitory Auth. Rev.,
1,400	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	1,339,268
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Aaa/AAA	2,321,865
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,037,780
3,250	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	3,156,140
	Long Island Univ., Ser. A (Radian)
2,040	5.00%, 9/1/23	Aa3/AA	2,048,262
4,000	5.00%, 9/1/32	Aa3/AA	3,900,120
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-MBIA)	Aaa/AAA	3,085,080

PIMCO New York Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Mount St. Mary College (Radian),
$2,000	5.00%, 7/1/27	NR/AA	$1,958,540
2,000	5.00%, 7/1/32	NR/AA	1,923,520
1,000	New York Univ., 5.00%, 7/1/31, Ser. 2 (AMBAC)	Aaa/AAA	1,023,440
1,000	New York Univ. Hospital, 5.625%, 7/1/37	Ba2/BB	951,070
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA−	6,257,871
1,000	North Shore L.I. Jewish Group,
	5.50%, 5/1/33, (Pre-refunded @ $100, 5/1/13) (b)	Aaa/NR	1,107,610
7,000	Rockefeller Univ., 5.00%, 7/1/32 (g)	Aaa/AAA	7,221,270
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (MBIA)	Aaa/AAA	1,033,570
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	Aaa/NR	1,298,388
2,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	2,545,600
3,740	St. Barnabas Hospital,
	5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	3,835,071
3,600	State Personal Income Tax,
	5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (b)	Aa3/AAA	3,897,072
1,250	Student Housing Corp.,
	5.125%, 7/1/34, (Pre-refunded @ $100, 7/1/14) (FGIC) (b)	Aaa/AAA	1,379,250
1,500	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	1,546,170
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,535,175
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	615,052
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,096,060
	State Environmental Facs. Corp., Rev. (g),
5,575	4.75%, 7/15/28	Aaa/AAA	5,664,312
8,855	4.75%, 7/15/33	Aaa/AAA	8,936,289
7,375	State Housing Finance Agcy., State Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. A, (Pre-refunded @ $100, 3/15/13) (b) (g)	Aa3/AAA	7,983,585
1,900	State Urban Dev. Corp., Personal Income Tax Rev.,
	5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (b)	Aa3/AAA	2,056,788
4,000	Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/32 (MBIA) (g)	Aaa/AAA	4,123,280
960	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	905,491
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Facs. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35 (FSA)	Aaa/AAA	2,049,220
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34, (Pre-refunded @ $100, 1/1/13) (b)	NR/NR	1,262,687
	Total New York Municipal Bonds & Notes (cost–$140,088,678)		143,450,486
OTHER MUNICIPAL BONDS & NOTES–9.7%
	California–2.6%
3,560	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
	6.75%, 6/1/39, Ser. A, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	4,115,965
	District of Columbia–0.1%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	177,826

PIMCO New York Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Indiana–1.7%
	Vigo Cnty. Hospital Auth. Rev. (c),
$1,000	5.70%, 9/1/37	NR/NR	$904,970
2,000	5.75%, 9/1/42	NR/NR	1,801,720
			2,706,690
	Puerto Rico–4.7%
	Children’s Trust Fund, Tobacco Settlement Rev.,
1,700	5.50%, 5/15/39	Baa3/BBB	1,655,783
580	5.625%, 5/15/43	Baa3/BBB	570,767
	Electric Power Auth. Power Rev., Ser. NN,
210	5.125%, 7/1/29, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	229,326
790	5.125%, 7/1/29	A3/AAA	862,704
4,000	Public Building Auth. Rev., Gov’t Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB−	3,807,640
5,000	Puerto Rico Sales Tax Financing Corp. Rev.,
	zero coupon, 8/1/54, Ser. A (AMBAC)	Aaa/AAA	443,400
			7,569,620
	Rhode Island–0.3%
500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	500,445
	South Carolina–0.2%
370	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/30, Ser. B	Baa3/BBB	371,502
	Washington–0.1%
135	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.625%, 6/1/32	Baa3/BBB	137,903
	Total Other Municipal Bonds & Notes (cost–$14,478,638)		15,579,951
NEW YORK VARIABLE RATE NOTES (a)(c)(d)(h)–0.5%
700	State Urban Dev. Corp. Rev., 10.537%, 3/15/35 (cost–$762,139)	NR/AAA	834,680
U.S. TREASURY BILLS (e)–0.6%
890	2.99%-3.21%, 2/28/08-3/13/08 (cost–$884,923)		884,923
	Total Investments before options written (cost–$156,214,378)–100.1%		160,750,040

Contracts
OPTIONS WRITTEN (f)–(0.1)%
	Call Options–(0.1)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
133	strike price $114, expires 2/22/08	(149,625)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
133	strike price $110, expires 2/22/08	(33,250)
	Total Options Written (premiums received–$183,541)	(182,875)
	Total Investments net of options written (cost–$156,030,837)–100.0%	$160,567,165

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Private Placement – restricted as to resale and may not have a readily available market. Securities with an aggregate value of $834,680, representing 0.52% of total investments.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2007.
(e)	All or partial amount segregated as collateral for futures contracts.
(f)	Non-income producing.
(g)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
CBOT – Chicago Board of Trade
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GNMA – insured by Government National Mortgage Association

GO – General Obligation Bond
GTD – Guaranteed
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
Radian – insured by Radian Guaranty, Inc.

Other Investments:

(1) Futures contracts outstanding at December 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation
Short:	U.S. Treasury Bond Futures	(221)	$(25,719)	3/19/08	$207,594

(2) Transactions in options written for the three months ended December 31, 2007:

				Contracts	Premiums
Options outstanding, September 30, 2007				—	$—
Options written				266	183,541
Options outstanding, December 31, 2007				266	$183,541

Item 2. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 29, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 29, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 29, 2008